Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Tax Status	Tax Status
Effective July 22, 2024, the Plan adopted a non-standardized pre-approved plan sponsored by Fidelity Management & Research Company, LLC. The non-standardized pre-approved plan sponsor received an opinion letter from the IRS dated June 30, 2020, stating that the pre-approved plan and related trust are designed in accordance with the applicable requirements of the Code. The pre-approved plan has been amended since receiving the opinion letter. However, the Plan Administrator believes the Plan is currently designed and being operated in compliance with the applicable requirements of the Code. Accordingly, no provision for federal income tax has been recorded.
United States generally accepted accounting principles require Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.